EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Schedule of Weighted Average Number of Shares Outstanding
The components of the numerator and the denominator in the calculation of basic and diluted earnings per share are as follows for the six months ended June 30, 2021 and June 30, 2020:

(in thousands of $)	2021	2020
Net income attributable to the Company	2,264	364,993

(in thousands)	2021	2020
Weighted average number of shares	197,692	193,559
Dilutive effect of share options	106	142
Dilutive effect of contingently returnable shares	—	4,106
Denominator for diluted earnings per share	197,798	197,807

	2021	2020
Cash dividends per share declared	—	$1.10